Parent Company Only, Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities [Abstract]
Net income	$ 48,833	$ 58,646	$ 75,234
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock based compensation expense	720	103	0
Total adjustments	10,609	5,483	3,392
Net cash provided by operating activities	59,442	64,129	78,626
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	(42,773)	(19,678)	(203,516)
Net cash used in investing activities	(3,750)	(233,593)	(416,626)
Cash flows from financing activities [Abstract]
Stock based award tax withholding payments	(193)	0	0
Proceeds from exercise of stock options	95	0	429
Dividends paid	(27,409)	(27,388)	(26,991)
Payments to acquire treasury stock	(374)	0	(7,004)
Net cash provided by (used in) financing activities	8,116	96,869	(230,871)
Net (decrease) increase in cash and cash equivalents	63,808	(72,595)	(568,871)
Cash and cash equivalents at beginning of period	578,004	650,599	1,219,470
Cash and cash equivalents at end of period	641,812	578,004	650,599
TrustCo Bank Corp NY [Member]
Cash flows from operating activities [Abstract]
Net income	48,833	58,646	75,234
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(15,634)	(26,239)	(42,887)
Stock based compensation expense	0	0	0
Net change in other assets and accrued expenses	(1,796)	(1,563)	(440)
Total adjustments	(17,430)	(27,802)	(43,327)
Net cash provided by operating activities	31,403	30,844	31,907
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	0	0	0
Net cash used in investing activities	0	0	0
Cash flows from financing activities [Abstract]
Stock based award tax withholding payments	(193)	0	0
Proceeds from exercise of stock options	95	0	429
Dividends paid	(27,395)	(27,376)	(26,978)
Payments to acquire treasury stock	(374)	0	(7,004)
Proceeds from sales of treasury stock	0	0	0
Net cash provided by (used in) financing activities	(27,867)	(27,376)	(33,553)
Net (decrease) increase in cash and cash equivalents	3,536	3,468	(1,646)
Cash and cash equivalents at beginning of period	28,547	25,079	26,725
Cash and cash equivalents at end of period	$ 32,083	$ 28,547	$ 25,079